           As filed with the Securities and Exchange Commission on April 1, 2009
                                                     Registration No. 333-143073
                                                                        811-4113


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 75

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Stephen E. Roth
                        Sutherland, Asbill & Brennan, LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on _________ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X]  On May 1, 2009 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                         (AnnuityNote Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus dated May 1, 2009

                                     [JOHN HANCOCK LOGO]


                          AnnuityNote Variable Annuity



This Prospectus describes interests in AnnuityNote modified single Purchase Payment individual deferred Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. The Contract is available with a front-end sales charge (the "A Share Contract") or, for eligible purchasers, with no front-end sales charge (the "NAV Contract"). Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your AnnuityNote Variable Annuity Contract for the name of your issuing Company.


VARIABLE INVESTMENT OPTION. Your Purchase Payment is allocated to the Contract's Variable Investment Option. We will measure your Contract Value and Annuity payments according to the investment performance of the applicable Sub-Account of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, the applicable Sub-Account of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). The Sub-Account invests in the following Portfolio of John Hancock Trust that corresponds to the Variable Investment Option that we make available on the date of this Prospectus. Currently, we offer the following Variable Investment Option; we show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio:


                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED



                               Core Strategy Trust



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTION THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



JOHN HANCOCK LIFE INSURANCE      MAILING ADDRESS                  JOHN HANCOCK LIFE INSURANCE      MAILING ADDRESS
COMPANY (U.S.A.)                 Post Office Box 9505             COMPANY OF NEW YORK              Post Office Box 9506
ANNUITIES SERVICE CENTER         Portsmouth, NH 03802-9505        ANNUITIES SERVICE CENTER         Portsmouth, NH 03802-9506
164 Corporate Drive              www.jhannuities.com              164 Corporate Drive              www.jhannuities.com
Portsmouth, NH 03801-6815                                         Portsmouth, NH 03801-6815
(617) 663-3000 or                                                 (617) 663-3000 or
(800) 344-1029                                                    (800) 344-1029

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS....................................................      1
II. OVERVIEW....................................................................      3
III. FEE TABLES.................................................................      6
   EXAMPLES.....................................................................      6
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIO ......      8
   THE COMPANIES................................................................      8
   THE SEPARATE ACCOUNTS........................................................      8
   THE PORTFOLIO................................................................      9
     Transfers Among Investment Options.........................................     10
   VOTING INTEREST..............................................................     11
V. DESCRIPTION OF THE CONTRACT..................................................     12
   ELIGIBLE PLANS...............................................................     12
   CONTRACT PROVISIONS APPLICABLE
   PRIOR TO THE MATURITY DATE ..................................................     12
     Purchase Payment...........................................................     12
     Accumulation Units.........................................................     12
     Value of Accumulation Units................................................     13
     Net Investment Factor......................................................     13
     Telephone and Electronic Services..........................................     13
     Withdrawals................................................................     14
     Death Benefit Prior to the Maturity Date...................................     15
   CONTRACT PROVISIONS APPLICABLE AFTER THE MATURITY DATE.......................     16
     General....................................................................     16
   OTHER CONTRACT PROVISIONS....................................................     17
     Right to Review............................................................     17
     Ownership..................................................................     17
     Annuitant..................................................................     17
     Beneficiary................................................................     18
     Modification...............................................................     18
     Our Approval...............................................................     18
     Misstatement and Proof of Age or Survival..................................     18
VI. CHARGES AND DEDUCTIONS......................................................     19
   FRONT-END SALES CHARGES......................................................     19
   PREMIUM TAXES................................................................     20
VII. FEDERAL TAX MATTERS........................................................     21
     Undistributed Gains........................................................     21
     Taxation of Annuity Payments...............................................     21
     Surrenders, Withdrawals and Death Benefits.................................     22
     Taxation of Death Benefit Proceeds.........................................     22
     Penalty Tax on Premature Distributions.....................................     22
     Puerto Rico Nonqualified Contracts.........................................     23
     Diversification Requirements...............................................     23
     Required Minimum Distributions.............................................     24
     Temporary Waiver of RMDs for 2009..........................................     24
     Rollovers and Transfers....................................................     25
     Exchanges of Annuity Contracts.............................................     26
VIII. GENERAL MATTERS...........................................................     27
     Standard Compensation......................................................     27
     Revenue Sharing and Additional Compensation................................     27
     Differential Compensation..................................................     28
     Financial Statements.......................................................     29

                          I. Glossary Of Special Terms


The following terms as used in this Prospectus have the indicated meanings.


ANNUITANT: Any natural person to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant must be the Contract Owner unless the Owner is not a natural person. The Annuitant is as designated on the Contract specification page and in the application. The Annuitant becomes the Owner of the Contract if the Contract is annuitized after the Maturity Date.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.


CONTRACTS: The Variable Annuity contracts offered by this Prospectus. The Contracts are available with a front-end sales charge ("A Share Contracts") or, for eligible purchasers, with no front-end sales charge ("NAV Contracts"). The term "Contract" or "Contracts" refers to both types of Contract unless we refer specifically to the A Share or NAV Contract.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or on any anniversary of that date.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in the Contract's Investment Option.

INVESTMENT OPTION: The investment Portfolio available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LIFETIME INCOME AMOUNT: The guaranteed withdrawal amount we pay to you under the Contract, calculated annually and paid monthly, beginning on your 5th Contract Anniversary.

MATURITY DATE: The latest date on which we may begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NET PURCHASE PAYMENT: A Purchase Payment less any applicable front-end sales charge or premium tax.

NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. If the Owner is a natural person, he or she is also the Annuitant. In the case of a non-natural Owner, the Annuitant becomes the Owner of the Contract after the Maturity Date.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to your Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contracts. Purchase Payment (as opposed to "Net Purchase Payment") is the gross payment amount, and does not reflect reductions for any applicable front-end sales charge or premium tax.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

VARIABLE ANNUITY: A Contract that provides future payments to an Annuitant, the size of which depends on the performance of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

                                  II. Overview

This overview tells you some key points you should know about the Contracts. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT KIND OF CONTRACTS ARE DESCRIBED IN THIS PROSPECTUS?


Your Contract is a modified single Purchase Payment individual deferred Variable Annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon the value of your underlying investment Portfolio. The Contract provides for the accumulation of your investment amounts, and the election of a guaranteed lifetime withdrawal benefit or the payment of fixed annuity benefits. You (or the Annuitant in the case of a non-natural Owner) must be between the ages of 55 and 75 to purchase a Contract.


An Annuity Income Note Contract is not a promissory note, bond, debenture, evidence of indebtedness or, in general, any interest or instrument commonly known as a "bond." The Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed or endorsed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Further, the Contracts are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

HOW CAN I INVEST MONEY IN THE CONTRACTS?


We use the term Purchase Payment to refer to the investments you make in the Contract. Under each of the Contracts, you may make Purchase Payments to a Company, generally for up to nine months after the Contract Date. We will not accept subsequent Purchase Payments after that date. The required minimum amount to purchase a Contract is $25,000. Your Net Purchase Payments are allocated to the Core Strategy Investment Option. We may offer additional Investment Options in the future, and in that case you may transfer among the Investment Options subject to our rules restricting transfers (see "IV. General Information About Us, the Separate Accounts and the Portfolio - Transfers Among Investment Options").


WHAT ARE SOME BENEFITS OF THE CONTRACTS?

The Contracts offer access to a diversified Portfolio advised by an expert money manager, a guaranteed income option, guaranteed annuity payments, a death benefit, and tax-deferred treatment of earnings.


LIFETIME INCOME AMOUNT. We designed the Contract to make an annual Lifetime Income Amount available, in automatic monthly installments, starting on the 5th Contract Anniversary and continuing for the life of the Annuitant. Generally, the Lifetime Income Amount equals 5% of the greater of your total Purchase Payment or the Contract Value on the 5th Anniversary. We provide the Lifetime Income Amount to you as automatic withdrawals, unless you request otherwise (see "Unscheduled Withdrawals" below, as well as "V. Description of the Contract").


THE CONTRACT IS DESIGNED PRIMARILY TO OFFER GUARANTEED INCOME THROUGH AUTOMATED LIFETIME INCOME AMOUNT WITHDRAWALS. IF YOU DO NOT PLAN TO TAKE LIFETIME INCOME AMOUNT WITHDRAWALS, YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER ANOTHER ANNUITY CONTRACT OR TYPE OF INVESTMENT MIGHT BE PREFERABLE, AND WHETHER THE FEATURES AND BENEFITS PROVIDED UNDER THE CONTRACT, INCLUDING ITS FAVORABLE TAX-DEFERRAL BENEFITS, INVESTMENT OPTION, DEATH BENEFIT AND OTHER BENEFITS ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


UNSCHEDULED WITHDRAWALS. You may withdraw all or a portion of your Contract Value at any time prior to the Maturity Date. If you elect to take any withdrawals prior to your 5th Anniversary, the Lifetime Income Amount as described above will no longer be available, and your Lifetime Income Amount will be equal to 5% of your Contract Value on your 5th Contract Anniversary. If you elect to take any unscheduled withdrawals after your 5th Anniversary, we will suspend the automatic withdrawal of your Lifetime Income Amount. We will reestablish the Lifetime Income Amount as the lesser of the original Lifetime Income Amount and 5% of the Contract Value after the unscheduled withdrawal. We will resume automatic withdrawals upon your request in a form acceptable to us.



ANNUITIZATION. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, we also offer an annuity payment option. The monthly annuity payments available under the Contract will be fixed in amount, and calculated as of the date you elect but no later than the Maturity Date (see "V. Description of the Contract - Contract Provisions Applicable After the Maturity Date" ). You select the Maturity Date. Annuity payments are made to the Annuitant.



DEATH BENEFIT. We will pay a death benefit to your Beneficiary if you die before the Contract's Maturity Date, which is described in "Death Benefit Prior to Maturity Date" in "V. Description of the Contract." The annuity payment option also includes a lump-sum payment of any remaining Contract Value upon the death of the Annuitant.


TAX-DEFERRED EARNINGS. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, INCLUDING AN IRA, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR AN IRA ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.

VARIABLE INVESTMENT OPTION. Currently, your Contract offers one Variable Investment Option, and does not offer a Fixed Investment Option. The Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus is attached to this Prospectus, and it contains a full description of the Portfolio. The amount you invest in the Variable Investment Option will increase or decrease prior to the Maturity Date based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables").

YOU BEAR THE INVESTMENT RISK THAT YOUR CONTRACT VALUE WILL INCREASE OR DECREASE TO REFLECT THE INVESTMENT RESULTS OF THE CONTRACT'S SINGLE INVESTMENT PORTFOLIO. ALTHOUGH THE PORTFOLIO INVESTS IN OTHER UNDERLYING FUNDS, YOU WILL NOT HAVE THE ABILITY TO MAKE THE INVESTMENT DECISIONS. IF YOU WOULD PREFER TO ACTIVELY MANAGE THE SELECTION OF UNDERLYING FUNDS, YOU (AND YOUR FINANCIAL ADVISER) SHOULD CAREFULLY CONSIDER THE FEATURES OF OTHER VARIABLE ANNUITY CONTRACTS, OFFERED BY US OR BY OTHER LIFE INSURANCE COMPANIES, BEFORE PURCHASING A CONTRACT.


TRANSFERS AMONG INVESTMENT OPTIONS. Although we currently offer only a single Variable Investment Option, we may offer additional Investment Options in the future, and we reserve the right, subject to compliance with applicable law, to add, eliminate, combine, or transfer the assets of addition Variable Investment Options that we, or an affiliated company, may establish. If so, we will permit you to transfer your investment amounts among Investment Options, both before and after the Maturity Date, subject to certain restrictions we will describe in the Prospectus at that time (see "IV. General Information About Us, the Separate Accounts and the Portfolio - Transfers Among Investment Options").


WHAT CHARGES DO I PAY UNDER MY CONTRACT?


The A Share Contract has a front-end sales charge, which we deduct from each Purchase Payment before it is invested in the Investment Option. Your broker-dealer (and/or an investment adviser retained by you or related to the broker dealer) may impose additional fees on your account. We recommend that you contact your broker-dealer or investment adviser to see if any such additional fees apply to you. In that case, the NAV Contract, which has no front-end sales charge, may be available to you (see "V. Description of the Contracts - Availability").



We also make deductions for any applicable taxes based on the amount of a Purchase Payment. The amount of the A Share Contract sales charge is listed in "III. Fee Tables," and applicable taxes on Purchase Payments are set forth in "VI. Charges & Deductions - Premium Taxes."


Your Contract has asset-based charges to compensate us primarily for our administrative expenses and the mortality and expense risks that we assume under the Contract. We take the deduction from your Variable Investment Option. See "III. Fee Tables."

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with an IRA, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most IRAs require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN IRA OR AS AN INVESTMENT VEHICLE FOR AN IRA, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE IRA ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR IRA OWNERS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE IRA OWNERS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTION AND PROTECTION THROUGH LIVING GUARANTEES, A DEATH BENEFIT AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED AS AN IRA OR IN CONNECTION WITH AN IRA ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in "VII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult with their legal counsel and tax adviser regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, which may be increased by any sales charges and charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an IRA, you will receive a refund of any Purchase Payments (including sales charges and any charges for premium taxes) you made if that amount is higher than the Contract Value (again, increased by any charges for premium taxes). The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Contract. These fees are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the attached Portfolio prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                      CONTRACT OWNER TRANSACTION EXPENSES(1)
                                JOHN HANCOCK USA
                              JOHN HANCOCK NEW YORK


A SHARE CONTRACT SALES CHARGE (as a percentage of Purchase Payments)      3.00%


(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (See "VII. Charges and Deductions - Premium Taxes").

            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES


                                                 ANNUITYNOTE CONTRACTS
ANNUAL SEPARATE ACCOUNT ASSET-BASED CHARGE(1)             1.20%


(1) The Annual Separate Account Asset-Based Charge is to compensate us for administration, distribution and mortality and expense risks (see "VI. Charges and Deductions - Asset-Based Charges."


THE NEXT TABLE DESCRIBES THE TOTAL OPERATING EXPENSES CHARGED BY THE CORE STRATEGY PORTFOLIO THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED PORTFOLIO'S PROSPECTUS.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES - CORE STRATEGY TRUST
 Expenses that are deducted from Portfolio assets, including management
 fees, Rule 12b-1 fees, and other expenses                                      0.54%



EXAMPLES



We provide the following example that is intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Separate Account annual expenses and Portfolio fees and expenses.



The following example assumes that you invest $10,000 in an A Share Contract. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



ANNUITYNOTE A SHARE CONTRACT
                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                               $471    $820    $ 1,191  $  2,228
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $471    $820    $ 1,191  $  2,228

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR THE CORE STRATEGY PORTFOLIO, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING THE PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.





                                                                          ACQUIRED
                                                                       PORTFOLIO FEES    TOTAL       CONTRACTUAL       NET
                                       MANAGEMENT   12B-1     OTHER         AND        OPERATING       EXPENSE      OPERATING
                                          FEES       FEES   EXPENSES      EXPENSES     EXPENSES(1)  REIMBURSEMENT   EXPENSES
                                       ----------   -----   --------   --------------  ---------    -------------   ---------
JOHN HANCOCK TRUST CORE STRATEGY
  (SERIES NAV)(2),(3),(4):                0.05%      0.00%    0.05%        0.52%         0.62%         -0.08%        0.54%



NOTES TO PORTFOLIO EXPENSE TABLE



(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the underlying fund's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying funds.



(2) Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) Expenses are based on estimates of expenses expected to be incurred over the next year because the portfolio has not started operations or has operations of less than six months as of December 31, 2008.



(4) The Adviser has contractually agreed to reimburse Expenses of the Portfolio that exceed 0.02% of the average annual net assets of the Portfolio. Expenses includes all expenses of the Portfolio except Rule 12b-1 fees, underlying fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.



LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information (see "IX. General Matters - Statements of Additional Information").

   IV. General Information About Us, The Separate Accounts And The Portfolio

THE COMPANIES

================================================================================
We are subsidiaries of Manulife Financial Corporation.
================================================================================

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.



We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:



- other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;



- the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;



-     various indices that are unmanaged;



- currently taxable and tax deferred investment programs, based on selected tax brackets.



Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.



To the extent that the Company is required to pay you amounts in addition to your Contract Value under the Contract, such amounts will come from the Company's general account assets. You should be aware that the general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions. The Company's financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the Company's general account investments.


THE SEPARATE ACCOUNTS

You do not invest directly in the Portfolio(s) made available under the Contracts. When your Contract Value is allocated to the Variable Investment Option, we will purchase shares of the corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.


================================================================================
We use our Separate Accounts to support the Variable Investment Option.
================================================================================

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIO


We invest your money in the Core Strategy Sub-Account of our Separate Account and it invests in shares of a corresponding Portfolio of John Hancock Trust.



THE PORTFOLIO IN THE SEPARATE ACCOUNT IS NOT A PUBLICLY TRADED MUTUAL FUND. The Core Strategy Portfolio is only available to you as an Investment Option in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolio also may be available through participation in certain qualified pension or retirement plans.


Investment Management

The Portfolio's investment adviser and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolio is NOT directly related to any publicly traded mutual fund. You should not compare the performance of the Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF THE PORTFOLIO HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit

JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of the Portfolio are no longer available for investment or in our judgment investment in the Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in "III. Fee Tables" shows the investment management fees, Rule 12b-1 fees and other operating expenses for Portfolio shares as a percentage (rounded to two decimal places) of the Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolio are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each John Hancock Trust Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on your Separate Account Investment Option.


The John Hancock Trust Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.


Funds-of-Funds


The Core Strategy Portfolio is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The attached prospectus for the Core Strategy Portfolio contains a description of the underlying funds for that Portfolio, including expenses and associated investment risks.


Portfolio Investment Objectives and Strategies


You bear the investment risk of any Portfolio used as a Variable Investment Option for your Contract. A general description of the John Hancock Trust Core Strategy Portfolio currently available under the Contracts is summarized below. You can find a full description of the Portfolio, including its investment objectives, policies and restrictions on, and the risks relating to, investment in the Portfolio in the attached prospectus for that Portfolio. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio.


MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED



  Core Strategy Trust   Seeks long term growth of capital. Current income is
                        also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in underlying
                        Portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying
                        Portfolios which invest primarily in fixed income securities.


Transfers Among Investment Options

Although we currently offer only a single Variable Investment Option, we may offer additional Investment Options in the future. We reserve the right, subject to compliance with applicable law, to add, eliminate, combine, or transfer the assets of additional Variable Investment Options that we, or an affiliated company, may establish. If we do so, we will permit you to transfer your investment amounts among Investment Options, both before and after the Maturity Date, subject to certain restrictions we will describe in the Prospectus at that time, and subject to the restrictions set forth below.

To discourage disruptive frequent trading activity, we reserve the right to take actions to restrict trading, including but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

      -     restricting transfers into and out of certain Sub-Account(s).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

VOTING INTEREST

================================================================================
You instruct us how to vote Portfolio shares.
================================================================================

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

Prior to the Maturity Date, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

The Contracts may be used to fund individual retirement accounts and annuities qualifying for special income tax treatment under the Code (see "Qualified Contracts"). We also designed the Contracts so that they may be used generally with individually-owned nonqualified contracts and with certain nonqualified retirement plans.

AVAILABILITY


We offer two types of Contracts, the A Share Contract and the NAV Contract. The A Share Contract includes a front-end sales charge (i.e., we deduct the charge from each Purchase Payment)(see "VI. Charges and Deductions"). The NAV Contract is similar in every respect to the A Share Contract, except with no sales charges.



The NAV Contract is offered exclusively through broker-dealers in connection with fee-based or wrap-fee advisory accounts or programs offered by such broker-dealers. We do not offer any advisory or other services in connection with these accounts or programs. Such services are provided exclusively through your broker-dealer. WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OR INVESTMENT STRATEGY IN CONNECTION WITH SUCH ACCOUNTS OR PROGRAMS.


CONTRACT PROVISIONS APPLICABLE PRIOR TO THE MATURITY DATE

Purchase Payment


You may make your Purchase Payment to us at our Annuities Service Center in a single payment or, if necessary to accumulate the Purchase Payment amount from several sources, in installments generally payable within 9 months after the Contract Date. The minimum Purchase Payment for the Contracts is $25,000. All Purchase Payments must be in U.S dollars. For a Purchase Payment greater than $1 million, you must obtain our approval in order to make the payment.



For A Share Contracts, we make a sales charge against your Purchase Payment (see "VI. Charges and Deductions - Front-End Sales Charges"). We may reduce or eliminate the minimum Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:


      - You purchase your Contract through an exchange under section 1035 of the Code or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum Purchase Payment requirement due to market conditions.


      - You purchase more than one new Contract and such Contracts cannot be combined AND the average Purchase Payment for these new Contracts is equal to or greater than $50,000.



      - You and your spouse each purchase at least one new Contract AND the average Purchase Payment for the new Contract(s) is equal to or greater than $50,000.


Accumulation Units

When you purchase a Contract, we establish an Investment Account for you for the Variable Investment Option to which your Contract Value is allocated. We credit amounts to the Investment Account in the form of "accumulation units" to measure the value of your Contract prior to the Maturity Date. We calculate and credit the number of accumulation units in your Investment Account by dividing (i) the amount allocated to the Investment Account by (ii) the value of an accumulation unit for the Investment Account that we next compute.

We will usually credit Net Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit Net Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal, and when we deduct certain Contract charges, pay proceeds, or apply amounts to the Annuity Option.

We measure the value of the Investment Account in accumulation units, which vary in value with the performance of the underlying Portfolio.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Option for your Contract. We arbitrarily set the value of an accumulation unit for the Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for the Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time the Portfolio determines the net asset value of its shares.

We will use the Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment or withdrawal only if:


      - your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or



      - we receive your request for a withdrawal of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.


Net Investment Factor

The net investment factor is an index used to measure the investment performance of the Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for the Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a Portfolio share held in the Sub-Account determined at the end of the current valuation period; plus


      - the per share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period. The ex-dividend date is normally set (for stocks) two business days before the record date, on or after which the seller, not the buyer, receives the next dividend payment.


Where (b) is the net asset value per share of a Portfolio share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Telephone and Electronic Services

When you purchase a Contract, we will permit you to authorize requests for withdrawals by telephone. We will also permit you to access information about your Contract and update certain personal information electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access and update your personal information through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     Any loss or theft of your password; or

      -     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction.

================================================================================
You may withdraw all or a portion of your Contract Value, but you may reduce your Lifetime Income Amount and incur possible tax liability as a result.
================================================================================

Withdrawals


LIFETIME INCOME AMOUNT. The Contract provides an income guarantee, through which an annual Lifetime Income Amount is withdrawn from your Contract and paid to you in monthly installments for life, beginning on the 5th Contract Anniversary. The Lifetime Income Amount is 5% of the greater of your Contract Purchase Payments or the Contract Value as of the 5th Contract Anniversary.


Any withdrawals prior to the 5th Contract Anniversary will limit the annual Lifetime Income Amount to 5% of your Contract Value on the 5th Anniversary. After the 5th Contract Anniversary, any unscheduled withdrawal (i.e., a withdrawal other than or in addition to the scheduled monthly Lifetime Income Amount automated payment) will suspend automatic payments and will reset the Lifetime Income Amount to the lesser of the Lifetime Income Amount prior to the unscheduled withdrawal or 5% of the Contract Value after the unscheduled withdrawal. Upon your request, in a form acceptable to use, automatic withdrawals will resume based on the new adjusted Lifetime Income Amount.


If you are receiving automated Lifetime Income Amount withdrawals after your 5th Contract Anniversary, and your Contract becomes subject to Required Minimum Distribution ("RMD") rules (see "VII. Federal Tax Matters - Required Minimum Distributions") that set an RMD amount greater than the Lifetime Income Amount, then unless you direct us otherwise, your automated withdrawals will equal the greater of the Lifetime Income Amount or the monthly RMD amount. If you do not take your RMD as part of the automated withdrawal, any request for your RMD amount will be an unscheduled withdrawal and may reduce the Lifetime Income Amount.



GENERAL. To make withdrawals of all or a portion of your Contract Value, you need to submit a written request (complete with all necessary information) to our Annuities Service Center. Unless you instruct us otherwise, your application for the Contract will be treated as your written request to begin automatic payment of the Lifetime Income Amount on your 5th Contract Anniversary. You may also make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For IRAs , exercise of the withdrawal right may require the consent of the IRA owner's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to the Investment Account equal in value to the amount withdrawn from that Investment Account.


Except as stated above regarding the Lifetime Income Amount, there is no limit on the frequency of partial withdrawals; however, the amount of an unscheduled withdrawal must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal the Contract Value would be reduced to less than $300, we will generally treat the unscheduled withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Option promptly, and in any event within seven days of receipt of the request (complete with all necessary information) at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      -     trading on the New York Stock Exchange is restricted;

      - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

AUTOMATIC WITHDRAWALS. Unless you instruct us otherwise, we will send you the monthly automatic withdrawal amounts currently guaranteed under your Contract. That is, we will send you automated annual payments, in monthly installments, of either:

      (A)   the Lifetime Income Amount under your Contract; or

      (B)   the RMD amount, if greater than (A).

We may make additional options available in the future or upon request.


Your automatic withdrawals will be suspended (i.e., we will not process any further automated payments until you authorize us to do so) if, on or after the 5th Contract Anniversary, you take an unscheduled withdrawal.


Automatic withdrawals, like other withdrawals:

      - may be subject to income tax (including withholding for taxes) and, if you receive an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax;

      -     reduce the death benefit and other optional benefits.

If you do not want automatic withdrawals, you may notify us at any time by contacting your registered representative or our Annuities Service Center. There is no charge for receiving or cancelling automatic withdrawals.

SIGNATURE GUARANTEE REQUIREMENTS FOR SURRENDERS AND PARTIAL WITHDRAWALS. For your protection, we may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

      - you are requesting that we mail the amount withdrawn to an alternate address; or

      - you have changed your address within 30 days of the withdrawal request; or

      - you are requesting a withdrawal in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will treat any request to reduce or divide benefits under a Contract as a request for an unscheduled withdrawal of Contract Value. The transaction may be subject to any applicable tax charges, and your income guarantee may be reduced.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters").

Death Benefit Prior to the Maturity Date

The Contracts described in this Prospectus provide for the distribution of the Contract Value to the Beneficiary upon the death of the Owner.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following and all required claim forms at our Annuities Service Center:

      -     a certified copy of a death certificate; or

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFIT. We will pay a death benefit equal to the Contract Value to the Beneficiary if any Contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary.

Upon the death of the Annuitant, the death benefit must be taken in the form of a lump sum. Upon the death of an Owner who is not the Annuitant, the Beneficiary may take the death benefit as a lump sum or, if permitted by federal tax regulations, may continue the Contract as the Owner.

If the death benefit proceeds are taken in the form of a lump sum, we will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

CONTRACT PROVISIONS APPLICABLE AFTER THE MATURITY DATE

================================================================================
You may receive annuity payments from us or take a lump sum payment.
================================================================================

General


Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Maturity Date. The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the 95th birthday of the oldest Annuitant. You may specify a different Maturity Date at any time by written request at least one month before both the date previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters."). Distributions may be required from IRAs before the Maturity Date.


NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify the information we currently have on file. We may delay the start of the annuity payments if you fail to verify this information.

Annuity payments will be made monthly. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Maturity Date.


Annuity payments are available under the Contract on a fixed basis only. Upon purchase of the Contract, and at any time prior to the Maturity Date, you may select the Annuity Option described below or choose an alternate single lump-sum payment. If no election is made at Maturity, we will provide the Annuity Option as a default. We will provide annuity payments based on the Investment Account value of the Investment Option at the date the Annuity Option commences. Once annuity payments commence:


      - you will no longer be permitted to make any withdrawals under the Contract;

      -     we may not change the Annuity Option or the form of settlement; and

      -     your death benefit under the Contract will terminate.


ANNUITY OPTION OFFERED IN THE CONTRACT. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, the Contracts guarantee the availability of the following Annuity Option:


Lifetime Income Amount with Cash Refund - Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of the Lifetime Income Amount at the election of this option or the amount that would be provided by applying the Contract Value at the election of this option to a cash refund annuity.

OTHER CONTRACT PROVISIONS

================================================================================
You have a right to cancel your Contract.
================================================================================

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (plus any sales charges deducted) computed at the end of the Business Day on which we receive your returned Contract.

The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.

================================================================================
You own the Contract.
================================================================================

Ownership

The Owner of the Contract is also the Annuitant unless the Contract is owned by a non-natural person. In the case of a non-natural owner, the Contract Owner must be a custodian or a trust established for the sole benefit of the Annuitant or his or her beneficiaries.

In the case of Nonqualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. Except to the extent prohibited by state law, or by a state insurance or bank commissioner or any agency or officer performing like functions of any state, we must approve any change, and we reserve the right to refuse assignments or other transfers at any time on a non-discriminatory basis. A change of ownership, or an assignment, to a person or entity that does not have an insurable interest in the life of the Annuitant will cancel the Lifetime Income Amount. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary.

In the case of IRAs, ownership of the Contract generally may not be transferred except as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, an IRA to any person other than us.

================================================================================
The Annuitant is either you or someone you designate.
================================================================================

Annuitant

If the Contract Owner is a natural person, the Annuitant is the Owner, If the Contract is owned by a non-natural person, the Annuitant is the natural person whose life is used to determine the duration of annuity payments involving life contingencies and the Lifetime Income Amount. The Annuitant is entitled to receive all annuity payments under the Contract. The Annuitant is as designated on the Contract specifications page and in the application. On the death of the Annuitant prior to the Maturity Date, the death benefit will be paid to the Beneficiary.

The Annuitant becomes the Owner of the Contract at the Maturity Date. An individual IRA Owner must also be the Annuitant.

================================================================================
The Beneficiary is the person you designate to receive the death benefit if you die.
================================================================================

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of IRAs, U.S. Treasury regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age or Survival

We may require proof of age or survival of any person upon whose age or survival any payment depends. If the age of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.

                           VI. Charges And Deductions

FRONT-END SALES CHARGES


To compensate us for assuming certain distribution expenses, we deduct a front-end sales charge when you make a Purchase Payment for the A Share Contract. The front-end sales charge is a percent (the "sales charge percentage") of the corresponding Purchase Payment. The sales charge percentage applicable to each Purchase Payment is 3.00%. We also offer the NAV Contract, which is similar in every respect to the A Share Contract, except with no sales charges. The NAV Contract is offered exclusively through broker-dealers in connection with such broker-dealers' fee-based or wrap-fee/separately managed account advisory programs ("Programs"). No sales charges are assessed in connection with sales of the Contract through a Program. We do not offer any advisory or other services in connection with these Programs. Such services are provided exclusively through your broker-dealer, or by an investment adviser retained by you or related to your broker-dealer, and they may assess you additional fees for such services. We recommend that you contact your broker-dealer or investment adviser to see if any such additional fees apply to you.



Fees for such Programs are imposed in addition to the sales charges described in this Prospectus. The combination of the A Share Contract's sales charges and separately charged Program fees would result in two levels of fees, or greater expense than would be associated with an investment in the Contract other than through such Programs.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OR INVESTMENT STRATEGY IN CONNECTION WITH SUCH PROGRAMS.

ASSET-BASED CHARGES


We deduct from the Sub-Account a daily asset-based charge in an amount equal to 1.20% on an annual basis of the values of the Variable Investment Option to compensate us for administration and distribution expenses and mortality and expense risks.


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of the Lifetime Income Amount and annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. The expense risk we assume is the risk that the administration and distribution components of our asset-based charge may be insufficient to cover actual expenses.

The rate of the asset-based charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

In addition to the reductions available on front-end sales charges (see "Front-End Sales Charges" above), we may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      - We will consider the total amount of the Purchase Payment to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

      - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

      - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

      - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions that we assess. We may offer the NAV Contract when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, or of any of our affiliates, or of the John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your broker-dealer.


================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

PREMIUM TAXES

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                  PREMIUM TAX RATE(1)
               -------------------------
 STATE OR         IRA       NONQUALIFIED
 TERRITORY     CONTRACTS     CONTRACTS
------------   ---------    ------------
 CA              0.50%         2.35%
 GUAM            4.00%         4.00%
 ME(2)           0.00%         2.00%
 NV              0.00%         3.50%
 PR              1.00%         1.00%
 SD(2)           0.00%         1.25%(3)
 TX(4)           0.04%         0.04%
 WV              1.00%         1.00%
 WY              0.00%         1.00%

(1)   Based on the state of residence at the time the tax is assessed.

(2)   We pay premium tax upon receipt of Purchase Payment.

(3)   0.80% on Purchase Payments in excess of $500,000.

(4)   Referred to as a "maintenance" tax.

                            VII. Federal Tax Matters

INTRODUCTION

The following discussion of the federal income tax treatment of the Contracts is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax adviser with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

NONQUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. Prior to the Maturity Date, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above.

After a Contract matures and annuity payments begin, if the annuity elected guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

INDIVIDUAL RETIREMENT ACCOUNT/ANNUITY (IRA) CONTRACTS

The Contracts are also available for use as or in connection with IRAs, which qualify to receive favorable treatment under the Code. Numerous special tax rules apply to Contracts that are themselves IRAs or are used as IRA assets. We provide a brief description of types of IRAs and other retirement plans that receive favorable tax treatment ("Qualified Plans") in the SAI, but we make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus and in the SAI. We may limit or discontinue the availability of the Contracts for use as IRAs or as IRA assets in the future. If you intend to use a Contract in connection with an IRA you should consult a tax adviser.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used as or in connection with an IRA. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant.

Required Minimum Distributions

Treasury Regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distributions made under traditional IRAs and Roth IRAs after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse.

Temporary Waiver of RMDs for 2009

On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs).

Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to life-time distributions to IRA owners and after-death distributions to beneficiaries.

In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.

If the five-year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.

The Act does not change:

      - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs (if not made during 2008) by April 1, 2009; and

      -     any RMD for calendar years after 2009.

Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.

You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and (ii) may reduce the death benefit and other optional benefits.

Call or write us at the Annuities Service Center listed on the first page of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.

Please consult your tax adviser to determine how the Act affects your RMDs.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from IRAs. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

Rollovers and Transfers

Generally, you may take a distribution:

      - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

      - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code; or

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA.

In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000 and (ii) you are not a married tax payer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA, or a Roth IRA.

If you wish to purchase an IRA, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO PURCHASE A CONTRACT FOR USE AS AN IRA OR IRA ASSET.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.

These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA to a Roth IRA, or instruct us to transfer a rollover amount from a traditional IRA to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.


Exchanges of Annuity Contracts



We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit).



If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.



You should consult with your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.



SEE YOUR OWN TAX ADVISER


The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters

DISTRIBUTION OF CONTRACTS

================================================================================
We pay compensation for sales of the Contracts.
================================================================================

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc. or "NASD").

We offer the Contracts for sale through certain broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the FINRA, may also offer the Contracts directly to potential purchasers.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Portfolio's distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to AnnuityNote A Share Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers at the time of the sale is not expected to exceed 3.00% of the Purchase Payment. For NAV Contracts, no compensation is paid at the time of sale. For both Contracts, however, JH Distributors may pay ongoing compensation at an annual rate of up to 0.50% of the values of the Contracts attributable to Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.


Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms authorized to distribute the

Contracts and to whom we paid annual amounts greater than $5,000 under these arrangements in 2008, in the Statement of Additional Information (SAI), which is available upon request (see "Statements of Additional Information," below). Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Account. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

STATEMENTS OF ADDITIONAL INFORMATION

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Accounts and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History                                1
Services
   Independent Registered Public Accounting Firm               1
   Servicing Agent                                             1
   Principal Underwriter                                       1
   Special Compensation and Reimbursement Arrangements         2
State Variations Regarding Recognition of Same-Sex Couples     5
Qualified Plan Types                                           5
Legal and Regulatory Matters                                  10
Appendix A: Audited Financial Statements                     A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History                                1
Services
   Independent Registered Public Accounting Firm               1
   Servicing Agent                                             1
   Principal Underwriter                                       1
   Special Compensation and Reimbursement Arrangements         2
State Variations Regarding Recognition of Same-Sex Couples     5
Qualified Plan Types                                           5
Legal and Regulatory Matters                                  10
Appendix A: Audited Financial Statements                     A-1



Financial Statements



The Statements of Additional information also contain the Company's financial statements as of the years ended 2007 and 2008, and its Separate Accounts' financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company's general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2009

                             (John Hancock(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:

                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           (to be read with this Statement of Additional Information)

                John Hancock AnnuityNote A Share Variable Annuity
                  John Hancock AnnuityNote NAV Variable Annuity


                            Venture Variable Annuity
                          Venture III Variable Annuity
                        Venture Vantage Variable Annuity
                         Venture Vision Variable Annuity
                        Venture Strategy Variable Annuity
                           Wealthmark Variable Annuity
                         Wealthmark ML3 Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


          Annuities Service Center           Mailing Address
          164 Corporate Drive                Post Office Box 9505
          Portsmouth, NH 03801-6815          Portsmouth, NH 03802-9505
          (617) 663-3000 or (800) 344-1029   www.jhannuities.com


JHUSA SEP ACCT H SAI 05/09

                                Table of Contents

GENERAL INFORMATION AND HISTORY ..........................................     1
ACCUMULATION UNIT VALUE TABLES ...........................................     1
SERVICES .................................................................     1
   Independent Registered Public Accounting Firm .........................     1
   Servicing Agent .......................................................     1
   Principal Underwriter .................................................     1
   Special Compensation and Reimbursement Arrangements ...................     2
STATE VARIATIONS REGARDING RECOGNITION OF SAME-SEX COUPLES ...............     5
QUALIFIED PLAN TYPES .....................................................     6
LEGAL AND REGULATORY MATTERS .............................................    10
APPENDIX A: AUDITED FINANCIAL STATEMENTS .................................   A-1

                        General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuities Service Center located at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2008 and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for contract owners; and

     -    annual contract owner tax reports.


We pay CSC FSG approximately $7.80 per Contract per year, plus certain other fees for the services provided.


Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2008, 2007, and 2006 were $597,650,909, $657,183,413, and $516,555,523, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment Portfolios or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.


Revenue sharing payments assist in our efforts to promote the sale of the Contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determine which firms to support and the extent of the payments we are willing to make, and generally choose to compensate firms that are willing to cooperate with our promotional efforts and have a strong capability to distribute the Contracts. We do not make an independent assessment of the cost of providing such services. Instead, we agree with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may include different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we may provide to firms, directly or through JHD, are not mutually exclusive and may vary from Contract to Contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2008) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:


NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - AIG Financial Advisors, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - American General Securities
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                     American Portfolios Financial Services
                        AmTrust Investment Services, Inc.
                             Arvest Investment, Inc.
                    Banc of America Investment Services, Inc
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                          Cambridge Investment Research

                                   DISTRIBUTOR

                               Centaurus Financial
                         Citigroup Global Markets, Inc.
                           CCO Investment Services Co.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                               CUE Financial Group
                          CUSO Financial Services, L.P.
                            Essex National Securities
                             First Allied Securities
                          Fifth Third Securities, Inc.
                               Founders Financial
                         Geneos Wealth Management, Inc.
                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments Inc.
                        Independent Financial Group, LLC
                    ING - Financial Network Investment Corp.
                             ING Financial Partners
                  ING - Multi-Financial Securities Corporation
                    ING - PrimeVest Financial Services, Inc.
                                 InterSecurities
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                              James T Borello & Co.
                          Janney Montgomery Scott, LLC
                         John Hancock Financial Network
                          Key Investments Services, LLC
                        Lasalle Financial Services, Inc.
                           Lasalle St. Securities, LLC
                     Lincoln Financial Advisors Corporation
                       Lincoln Financial Securities Corp.
                     LPL - Associated Securities Corporation
                               LPL Financial Corp.
                           LPL - Mutual Services Corp.
                              LPL - Uvest Financial
                     LPL - Waterstone Financial Group, Inc.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                          MML Investors Services, Inc.
                       Money Concepts Capital Corporation
                            Morgan Keegan & Co., Inc.
                           Morgan Stanley & Co., Inc.
                                 Next Financial.
                                 NFP Securities
                    NPH - Investment Center of America, Inc.
                       NPH - Invest Financial Corporation
                          NPH - National Planning Corp.
                           NPH - SII Investments, Inc.
                    PAC - United Planners Financial Services
                          Pacific West Securities, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                                  PNC Financial
                          Prime Capital Services, Inc.

                                   DISTRIBUTOR

                                ProEquities, Inc.
                               Prospera Financial
                           Questar Capital Corporation
                            Raymond James Associates
                        Raymond James Financial Services
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                               Sammons Securities
                            Securities America, Inc.
                           Sigma Financial Corporation
                         Stifel, Nicolaus & Company, Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, Inc.
                      Wachovia Securities Financial Network
                         Wachovia Securities LLC, (ISG)
                         Wachovia Securities LLC, (PCG)
                         Walnut Street Securities, Inc.
                          Wells Fargo Investments, LLC
                        Woodbury Financial Services, Inc.

Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contracts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


           State Variations Regarding Recognition of Same-Sex Couples


The Federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:

        STATE                  TYPE OF JURISDICTION                   RELATED RULE
--------------------   -----------------------------------   -----------------------------
     California               Domestic Partnership
                                  Civil Union,
     Connecticut                Same-Sex Marriage
District of Columbia          Domestic Partnership
       Hawaii          Reciprocal Beneficiary Relationship
        Maine                 Domestic Partnerships
      Maryland                Domestic Partnership
    Massachusetts               Same-Sex Marriage
    New Hampshire                  Civil Union
                                  Civil Union,               Also recognizes spouses of
     New Jersey               Domestic Partnership           same-sex marriages who were
                                                             married in another
                                                             jurisdiction
      New York                         --                    Recognizes spouses of civil
                                                             unions and same-sex marriages
                                                             who were married in another
                                                             jurisdiction
       Oregon                 Domestic Partnership
    Rhode Island                       --                    Recognizes spouses of civil
                                                             unions and same-sex marriages
                                                             who were married in another
                                                             jurisdiction
       Vermont                     Civil Union
     Washington               Domestic Partnership

                              Qualified Plan Types

TRADITIONAL IRAs

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code Section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t) (2) (F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in
Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married tax payer filing a separate return.

These restrictions do not apply in tax years beginning after December 31, 2009.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP - IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.

Restrictions on Section 403(b) Qualified Plans

AVAILABILITY. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the
Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a
Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.

COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

Restrictions Under the Texas Optional Retirement Program

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in all Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code Section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan.

Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                    APPENDIX A: Audited Financial Statements

                          [To be updated by amendment]

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                   NEW NAME
------------------   ----------------------------------------   -----------------------------------------------
October 1, 1997      NASL Variable Account                      The Manufacturers Life Insurance Company
                                                                of North America Separate Account A

October 1, 1997      North American Security Life Insurance     The Manufacturers Life Insurance Company
                     Company                                    of North America

November 1, 1997     NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC          John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC      John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). [TO BE FILED BY AMENDMENT]

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). [TO BE FILED BY AMENDMENT]

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.


          (3) (i) Underwriting Agreement dated August 10, 1995-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed February 25, 1998.



               (ii) Distribution and Servicing Agreement dated
                    February 17, 2009. [FILED HEREWITH]

              (iii) General Agent and Broker - Dealer Selling Agreement,
                    [FILED HEREWITH]


          (4) (a) Form of Specimen Modified Single Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating [TO BE FILED BY AMENDMENT]

          (5) (a) Form of Specimen Application for Modified Single Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating [TO BE FILED BY AMENDMENT]

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1,
                    2007.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


               (a)(i) CSC Customer Agreement dated June 30, 2004.
                    [FILED HEREWITH] [Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on April 1, 2009.]



               (ii) Addendum No. 2 to the  Remote Service Exhibit Number 1
                    dated July 1, 2006 with CSC - [FILED HEREWITH] [Portions of this exhibit have been omitted pursuant to a request for confidential treatment filed with the SEC on April 1, 2009.]



               (b)(i) Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America [FILED HEREWITH]


               (c)(i) Participation Agreement among John Hancock Life Insurance
                    Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

               (ii) Shareholder Information Agreement between John Hancock Life
                    Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

               (iii) Shareholder Information Agreement between John Hancock Life
                    Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.




          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 24(b)(9) to Pre-Effective Amendment No. 1 to this registration statement on Form N-4, file no. 333-143073, filed August 13, 2007.

          (10) Written consent of independent registered public accounting firm [TO BE FILED BY AMENDMENT]

          (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.

          (15) Powers of Attorney


               (i) Powers of Attorney (James R. Boyle, Marc Costantini, John D. DesPrez III, Steven Finch, Katherine MacMillan, Stephen McArthur, Hugh McHaffie, Rex Schlaybaugh, Jr., Diana Scott)
                    - Incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment No. 1 to this registration statement on Form N-4, file no. 333-143073, filed April 28, 2008.

Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                             EFFECTIVE MARCH 5, 2009



NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITION WITH DEPOSITOR
----------------------   -------------------------------------------------------
John D. DesPrez III*     Chairman & President
Hugh McHaffie*           Director, Executive Vice President, Wealth Management
James R. Boyle*          Director, Executive Vice President, Life Insurance
Steven A. Finch*         Director, Executive Vice President &
                         General Manager, John Hancock Life Insurance
Marc Costantini*         Director, Executive Vice President &
                         General Manager, John Hancock Annuities
Scott Hartz***           Director, Executive Vice President and
                         Chief Investment  Officer, US Investments
Diana Scott*             Director, Senior Vice President, Human Resources
Rex Schlaybaugh, Jr.*    Director
Katherine  MacMillan**   Director, Executive Vice President &
                         General Manager, John Hancock
                         Retirement Plan Services
Stephen R. McArthur**    Director, Executive Vice President & General Manager,
                         Reinsurance
Jonathan Chiel*          Executive Vice President & General Counsel
Lynne Patterson*         Senior Vice President & Chief Financial Officer
Peter Levitt**           Senior Vice President & Treasurer
Jeffery J. Whitehead*    Vice President & Controller
Allan Hackney*           Senior Vice President & Chief Information Officer
Emanuel Alves*           Vice President, Counsel & Corporate Secretary
Kris Ramdial**           Vice President, Treasury
John Brabazon***         Vice President & CFO, US Investments
Philip Clarkson*         Vice President, Taxation
Brian Collins**          Vice President, Taxation
Mitchell A. Karman*      Vice President, Chief Compliance Officer & Counsel
Richard Harris***        Vice President & Appointed Actuary


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.


On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                          [TO BE UPDATED BY AMENDMENT].

Item 27. Number of Contract Owners.

As of DECEMBER 31, 2008, there were no qualified and no non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Barry Evans+, Steve Finch***, Lynne Patterson*, Christopher M. Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116


+    Principal business office is 101 Huntington Street, Boston, MA 02199


     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

         None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this thirtieth day of March 2009.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    --------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    --------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES


     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the thirtieth day of March 2009.



Signature                               Title
-------------------------------------   -----------------------------------------------


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Director
-------------------------------------
James R. Boyle


                  *                     Director
-------------------------------------
Marc Costantini


                  *                     Director
-------------------------------------
Steven A. Finch


                                        Director
-------------------------------------
Scott Hartz


                  *                     Director
-------------------------------------
Katherine MacMillan


                  *                     Director
-------------------------------------
Stephen R. McArthur


                  *                     Director
-------------------------------------
Hugh McHaffie


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director
-------------------------------------
Diana Scott


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


ITEM NO.                         DESCRIPTION
--------                         -----------
24(b)(3)(ii)     Distribution and Servicing Agreement

24(b)(3)(iii)    General Agent and Broker-Dealer Selling Agreement

24(b)(8)(a)(i)   CSC Customer Agreement

24(b)(8)(a)(ii)  Addendum No. 2 to the Remote Service Exhibit Number 1

24(b)(8)(b)(i)   Merger Agreement